Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
CSI [Member]
Related Party Transaction [Line Items]
Fees and Expenses
The fees charged by and expenses relating to CSI for the six months ended June 30, 2023 and 2024 are as follows:

	Six Months Ended June 30,
	2023	2024	Presented in:
Management fees	912	948	Management fees - related parties -Statement of comprehensive income
Superintendent fees	7	14	Vessel operating expenses -Statement of comprehensive income
	-	74	Dry-docking costs -Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties -Statement of comprehensive income
Commission on charter hire agreements	514	508	Voyage expenses - Statement of comprehensive income
Financing fees	-	306	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	1,613	2,030